Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Jamie M. Gershkow

jgershkow@stradley.com

Direct Dial - (215) 564-8543

1933 Act Rule 497(j)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

November 1, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:                             The UBS Funds

File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 126/127 to the Registration Statement of The UBS Funds, which was filed with the U.S. Securities and Exchange Commission electronically on October 27, 2017.

Please direct questions or comments relating to this certification to me at the above telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

Philadelphia, PA  Malvern, PA  New York, NY  Harrisburg, PA  Wilmington, DE  Cherry Hill, NJ  Washington, DC